Exhibit 99.18

VCC Mortgage Securities, LLC ABS-15G

Seller	Loan ID	Seller Loan ID	Alt Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	411550	Closed	2025-10-29 14:28	2025-11-19 19:52	Acknowledged	3 - Material	Property	Property Issue	Environmental, Health, or Safety Issues Present	Acknowledged-The finding is acknowledged. - Due Diligence Vendor-11/20/2025

												Open-Environmental, Health, or Safety Issues Present. The appraiser noted the subject is considered to be a health and safety hazard. - Due Diligence Vendor-10/29/2025		Acknowledged-The finding is acknowledged. - Due Diligence Vendor-11/20/2025								XXXXXXX	Originator Post-Close	No
XXXX	XXXX	411550	Closed	2025-10-28 13:04	2025-11-19 19:51	Acknowledged	3 - Material	Property	Property Issue	Property Condition Does Not Meet Requirements	Acknowledged-The finding is acknowledged. - Due Diligence Vendor-11/20/2025

												Open-Property Condition Does Not Meet Requirements. The appraiser listed the condition as C5. - Due Diligence Vendor-11/20/2025		Acknowledged-The finding is acknowledged. - Due Diligence Vendor-11/20/2025								XXXXXXX	Originator Post-Close	No
XXXX	XXXX	411550	Closed	2025-10-29 14:28	2025-11-19 19:51	Acknowledged	3 - Material	Property	Property Issue	Property Damage Present	Acknowledged-The subject is in process of converting the second flood attic into a livable area, however due to the low sloping ceilings the area does not qualify as a livable space. The property has deteriorating wood siding due to rot with no insulation behind it. The interior space has no flooring, trim, or paint. The showers are torn out in both bathrooms. - Due Diligence Vendor-11/20/2025

Open-Property Damage Present. The subject is in process of converting the second flood attic into a livable area, however due to the low sloping ceilings the area does not qualify as a livable space. The property has deteriorating wood siding due to rot with no insulation behind it. The interior space has no flooring, trim, or paint. The showers are torn out in both bathrooms. - Due Diligence Vendor-10/29/2025	Acknowledged-The subject is in process of converting the second flood attic into a livable area, however due to the low sloping ceilings the area does not qualify as a livable space. The property has deteriorating wood siding due to rot with no insulation behind it. The interior space has no flooring, trim, or paint. The showers are torn out in both bathrooms. - Due Diligence Vendor-11/20/2025

																						XXXXXXX	Originator Post-Close	No
XXXX	XXXX	454853	Closed	2025-11-14 09:30	2025-11-19 19:53	Acknowledged	3 - Material	Property	Property Issue	Property Condition Does Not Meet Requirements	Acknowledged-Unable to Resolve-The finding is acknowledged. - Due Diligence Vendor-11/20/2025
Unable to Resolve-Unable to Resolve-Seller commentary: 50% LTV Purchase transaction. Borrower is in process of renovating subject and photos of the installed electrical outlet covers have been provided to XXX. XXX hasn't further confirmed the status of repairs, but expects the borrower to continue repairing the subject to bring it to a rentable condition. Building is weather tight.  - Buyer-11/17/2025
												Open-Property Condition Does Not Meet Requirements. The subject property is condition C5. - Due Diligence Vendor-11/14/2025		Acknowledged-Unable to Resolve-The finding is acknowledged. - Due Diligence Vendor-11/20/2025								XXXXXXX	Originator Post-Close	No
XXXX	XXXX	454853	Closed	2025-11-14 16:35	2025-11-19 19:53	Acknowledged	3 - Material	Property	Property Issue	Property Damage Present	Acknowledged-Unable to Resolve-The finding is acknowledged. - Due Diligence Vendor-11/20/2025

Unable to Resolve-Unable to Resolve-Purchase transaction, 50% LTV. Appraisal made as-is and property condition considered in value/LTV. Borrower sent in photos showing that all of the missing outlet covers had been replaced throughout the property.  Borrower is expected to continue the renovations to bring the property to a rentable condition. Building is weathertight.  - Buyer-11/17/2025

Open-Property Damage Present. The subject has damaged exterior siding, damaged gutters, damaged flooring, missing transition, damaged ceiling, missing outlet
												covers throughout, damaged walls, damaged window trim, missing bath mirrors, damaged kitchen, and primary bath in need of complete remodel. Cost to cure +/-$20,000. - Due Diligence Vendor-11/14/2025		Acknowledged-Unable to Resolve-The finding is acknowledged. - Due Diligence Vendor-11/20/2025								XXXXXXX	Originator Post-Close	No